S000000600 [Member] Expense Example - Nuveen Ohio Municipal Bond Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 494
Expense Example, with Redemption, 3 Years	656
Expense Example, with Redemption, 5 Years	835
Expense Example, with Redemption, 10 Years	1,352
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	732
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	159
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	$ 1,884